FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of effect of changes in foreign exchange rates [text block] [Abstract]
Exchange differences recognized in the profit or loss statement	$ (32,571)	$ (38,070)	$ (48,498)
Exchange differences recognized in equity statement of comprehensive income as reserves	$ 243,271	$ 743,516